Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2016	2015
Net earnings attributable to shareholders of APUC	$130,924	$117,480
Series A Preferred shares dividend	5,400	5,400
Series D Preferred shares dividend	5,000	5,000
Net earnings attributable to common shareholders of APUC	$120,524	$107,080
Discontinued operations	—	(1,032)
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$120,524	$108,112
Weighted average number of shares
Basic	271,832,430	253,172,088
Effect of dilutive securities	2,244,602	3,344,632
Diluted	274,077,032	256,516,720